Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified			9 Months Ended	12 Months Ended	21 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Sep. 30, 2012 Asset Value Guarantees item	Sep. 30, 2012 Aircraft Loan Guarantees item	Dec. 31, 2011 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations			14	19		1	2
Number of guarantees performed				1	6
Total reserves related to the guarantees	$ 21.2	$ 10.0	$ 44.6		$ 44.6
Number of aircraft purchased under guarantee performance			1	1
Number of used aircraft to be purchased in 2013, under guarantee performance			5
Maximum aggregate potential commitment under guarantees			$ 369.0	$ 450.0	$ 369.0	$ 10.6	$ 17.0